Federated Managed Risk Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FDRAX)
INSTITUTIONAL SHARES (TICKER FDRIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED december 16, 2013
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
April 8, 2014
Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452104 (4/14)
Federated Managed Risk Fund
A Portfolio of Federated Equity Funds
Class A Shares (TICKER fdrax)
Institutional Shares (TICKER fdrix)

SUPPLEMENT TO PROSPECTUS DATED december 16, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu
Chengjun (Chris) Wu, has been the Fund's portfolio manager since April 2014 and is responsible for the fixed-income portion of the Fund. Mr. Wu joined Federated in 2006 as a Senior Quantitative Analyst in the domestic fixed income area, focusing on structured products, and in 2010 was appointed Assistant Vice President of the Fund's Adviser. In 2014, after multiple years managing institutional portfolios, he became a Vice President and was appointed Senior Investment Analyst and Portfolio Manager. Before joining Federated, Mr. Wu was a Financial Analyst and Documentation Manager at Quantitative Risk Management, Inc. from 2004 to 2006 and a Lead Software Engineer at Motorola, Inc. from 2000 to 2004. Mr. Wu has received the Chartered Financial Analyst designation, B.S. from Beijing Normal University, M.S. from University of Illinois at Chicago and M.B.A. from the University of Chicago, Graduate School of Business.”
April 8, 2014
Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452100 (4/14)
Federated Managed Risk Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FDRAX)
INSTITUTIONAL SHARES (TICKER FDRIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED dECEMBER 16, 2013
Under the heading entitled “Portfolio Manager Information,” please delete the information related to Christopher J. Smith and replace it with the following:
Chengjun (Chris) Wu, Portfolio Manager
Types of Accounts Managed by Chengjun (Chris) Wu	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	6/$674.5 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Chengjun (Chris) Wu is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is based on meeting investment guidelines and assessed by the Chief Investment Officer in charge of the portfolio manager's group. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. Mr. Wu manages only the fixed-income sector of the Fund's portfolio. As noted above, Mr. Wu is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Wu serves on one or more Investment teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Mr. Wu was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
April 8, 2014

Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452105 (4/14)